Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 24,601	$ 15,703
Short-term investments	29,027	51,500
Prepaid expenses and other current assets	547	1,578
Total current assets	54,175	68,781
Property and equipment, net	403	3,113
Investment in joint venture	142	146
Long-term restricted cash	789	789
Other long-term assets	24	24
Total assets	55,533	72,853
Current liabilities:
Accounts payable	757	2,242
Accrued expenses and other current liabilities	3,990	5,562
Total current liabilities	4,747	7,804
Other non-current liabilities	576	751
Total liabilities	5,323	8,555
Commitments and contingencies (Note 10)
Stockholders’ equity:
Preferred stock, $0.001 par value; 5,000,000 shares authorized, no shares issued and outstanding	0	0
Common stock, $0.001 par value; 100,000,000 shares authorized; 35,789,006 and 35,725,230 shares issued and outstanding at June 30, 2018 and December 31, 2017, respectively	36	36
Additional paid-in capital	366,735	365,769
Accumulated other comprehensive loss	(9)	(27)
Accumulated deficit	(316,552)	(301,480)
Total stockholders’ equity	50,210	64,298
Total liabilities and stockholders’ equity	$ 55,533	$ 72,853